SHARE-BASED COMPENSATION - Warrants Valuation (Details) - Warrants - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
SHARE-BASED COMPENSATION
Weighted-Average Risk-Free Annual Interest Rate	3.42%
Weighted-Average Expected Annual Dividend Yield	0.00%
Weighted-Average Expected Stock Price Volatility	103.74%
Weighted-Average Expected Life in Years	5 years
Weighted-Average Estimated Forfeiture Rate	0.00%
Weighted-average fair value of warrants granted (in dollar per share)	$ 1.83	$ 1.64
Weighted-average remaining contractual life	3 years 7 months 6 days	4 years 2 months 12 days